Execution of Standby Equity Purchase Agreement and Promissory Note (Details) - Schedule of Carrying Amount of the Promissory Note ₪ in Thousands	6 Months Ended
Jun. 30, 2023 ILS (₪)
Schedule of Carrying Amount of the Promissory Note [Abstract]
Opening balance
Net amount allocated to Promissory Note at initial date	7,083
Recognition of discount, interest and exchange differences expenses	42
Income from exchange differences	(28)
Closing balance	₪ 7,097